Accounts receivable and prepaid expenses (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable And Prepaid Expenses
Accounts receivable (Note 11(b))	$ 389,895	$ 198,942
Prepaid expenses	63,745	60,529
Total	$ 453,640	$ 259,471